Investment properties, net	12 Months Ended
Dec. 31, 2017
Investment properties, net [Abstract]
Investment properties, net
17.	Investment properties, net

(a)	Investment properties as of December 31, 2016 and 2017 are as follows:

	2016		2017
Acquisition cost	~~W~~	438,004	508,784
Accumulated depreciation		(84,829)	(90,481)

Book value	~~W~~	353,175	418,303

(b)	Changes in investment properties for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Beginning balance	~~W~~	208,717	353,175
Acquisitions		175,835	2,125
Disposals		(20,479)	(6,277)
Depreciation		(19,588)	(16,095)
Amounts transferred from (to) property and equipment		10,898	91,782
Amounts transferred to assets held for sale (*)		(2,200)	(6,306)
Foreign currency adjustment		(8)	(101)

Ending balance	~~W~~	353,175	418,303

(*)	Comprise land and buildings, etc.

(c)	Income and expenses on investment property for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
Rental income	~~W~~	30,876	27,852	33,023
Direct operating expenses for investment properties that generated rental income		9,434	9,384	10,998

(d)	The fair value of investment property as of December 31, 2016 and 2017 is as follows:

	2016		2017
Land and buildings(*)	~~W~~	1,127,262	1,027,830

(*)	Fair value of investment properties is estimated based on the recent market transactions and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.